As filed with the Securities and Exchange Commission on February ___, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2005 (Unaudited)

Shares		Value
	Domestic Equity Funds - 50.68%
14,356	AIM Constellation Fund - Institutional Class*	$386,888
11,205	AIM Financial Services Fund - Class A	306,567
6,800	AIM Global Health Care Fund - Class A	204,811
21,805	AIM Large Cap Growth Fund - Investor Class*	233,094
5,158	AIM Leisure Fund - Class A	213,236
30,737	AIM Weingarten Fund - Class A*	428,775
35,579	AMCAP Fund - Class A	680,268
7,921	American Century Real Estate Fund - Investor Class	201,583
21,245	American Century Ultra Fund - Investor Class	639,260
4,313	American EuroPacific Growth Fund - Class A	177,259
45,417	American Washington Mutual Investors Fund - Class A	1,400,675
21,542	Brandywine Fund*	670,612
17,439	Burnham Financial Services Fund	368,828
2,084	Calamos Growth Fund - Class A	114,770
5,502	CGM Realty Fund	149,601
2,332	Clipper Fund	205,547
47,928	Columbia Acorn Fund - Class Z	1,350,127
3,200	Davis New York Venture Fund - Class A	107,838
2,629	Fidelity Advisor Equity Growth Fund - Class I*	133,561
72,274	Fidelity Advisor Fifty Fund - Class A	876,683
2,694	FPA Capital Fund	115,531
10,518	Franklin Mutual Financial Services Fund - Class A	227,299
15,683	Heartland Value Fund	702,607
7,525	ICON Financial Fund	98,573
2,905	ING Russia Fund - Class A*	113,974
27,616	Janus Fund	705,043
7,386	Janus Twenty Fund	361,317
14,858	John Hancock Small Cap Equity Fund - Class A*	310,542
5,681	Keeley Small Cap Value Fund	247,841
2,999	Legg Mason Value Trust*	206,028
5,114	Mairs & Power Growth Fund	366,631
8,295	Meridian Growth Fund	303,362
14,946	MFS Mid Cap Growth Fund - Class A*	137,206
7,654	MFS Utilities Fund - Class A	96,817
4,285	Morgan Stanley Institutional Fund - U.S. Real Estate Portfolio - Class A	100,322
14,495	Nicholas Applegate Growth Equity Fund - Class A*	153,932
5,299	Oppenheimer International Small Company Fund - Class A	106,834
6,439	The Parnassus Fund	203,992
3,586	Phoenix Real Estate Securities Fund - Class A	99,477
8,912	Pioneer Growth Opportunities Fund - Investor Class*	283,392
4,233	Quaker Strategic Growth Fund - Class A	99,647
3,780	Rydex Series - Basic Materials Fund - Investor Class	119,036
7,997	Rydex Series - Transportation Fund - Investor Class*	207,277
17,507	Schwartz Value Fund*	445,378
3,077	Scudder-Dremen High Return Equity Fund - Class A	139,431
22,610	Seligman Communications & Information Fund - Class A*	617,038
3,550	Thompson Plumb Growth Fund	157,207
1,769	Weitz Value Fund	62,673
148,083	Westwood Equity Fund - Class AAA	1,662,976
	Total Domestic Equity Funds (Cost $14,071,274)	17,301,366

	Fixed Income Funds - 47.77%
1,245	American Century Target Maturities Series 2010 Fund	109,763
511,927	BlackRock High Yield Bond Portfolio - Institutional Class	4,023,747
1,944,634	Franklin AGE High Income Fund - Class A	4,083,732
1,673,830	Franklin Income Fund - Class A	4,017,191
797,712	John Hancock High Yield Fund - Class A	4,076,307
	Total Fixed Income Funds (Cost $17,278,397)	16,310,740

	Money Market Funds - 0.61%
207,375	Goldman Sachs Financial Square Funds - Prime Obligations Fund	207,375
	Total Money Market Funds (Cost $207,375)	207,375
	Total Investments (Cost $31,557,046) - 99.06%	33,819,481
	Other Assets in Excess of Liabilities - 0.94%	320,909
	Net Assets - 100.00%	$34,140,390

*	Non-income producing security.

The cost basis of investments for federal tax purposes at December 31, 2005 was as follows*:

Cost of Investments	$ 31,557,046
Gross unrealized appreciation	$ 2,687,911
Gross unrealized depreciation	(425,476)
Net unrealized appreciation	$ 2,262,435

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   2/27/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   2/27/2006

* Print the name and title of each signing officer under his or her signature.